Supplement Dated May 24, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective April 29, 2024, in the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager Mid Cap Growth Fund, please add the following after the last paragraph:

Effective April 29, 2024, the Morningstar® US Market Extended Index℠ replaced the Morningstar® US Mid Cap Index℠ as the Fund’s broad-based securities market index in accordance with new regulatory disclosure requirements. The Morningstar® US Mid Cap Index℠ is included as an additional index for the Fund because the Adviser believes it more closely reflects the market segments in which the Fund invests.

Effective May 1, 2024, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2015	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2015	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2015	Vice President and Portfolio Manager, JNAM
Laird Bieger	April 2022	Vice President and Portfolio Manager, BAMCO
Randolph Gwirtzman, CFA	April 2022	Vice President and Portfolio Manager, BAMCO
Andrew L. Beja, CFA	September 2015	Senior Vice President, Managing Director, Portfolio Manager, GIM
David Rose, CFA	October 2020	Managing Director, Chief Investment Officer, Portfolio Manager, GIM
Jeffrey A. Harrison, CFA	October 2020	Managing Director, Portfolio Manager, GIM
Todd Beiley, CFA	April 2018	Portfolio Manager and Senior Research Analyst, KAR
Jon Christensen, CFA	April 2018	Portfolio Manager and Senior Research Analyst, KAR
Julie Biel, CFA	April 2021	Portfolio Manager and Senior Research Analyst, KAR
Chris Wright, CFA	March 2022	Portfolio Manager and Senior Research Analyst, KAR
Brian C. Fitzsimons, CFA	April 2022	Director of Small-Cap Growth Strategies, SBH
Mitch S. Begun, CFA	April 2022	Senior Portfolio Manager, SBH
D. Scott Tracy, CFA	September 2015	Chief Investment Officer and Co-Portfolio Manager, Victory Capital/RS Investments
Stephen J. Bishop	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Melissa Chadwick-Dunn	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Christopher W. Clark, CFA	September 2015	Co-Portfolio Manager, Victory Capital/RS Investments
Paul Leung, CFA	May 2018	Co-Portfolio Manager, Victory Capital/RS Investments
Trevor Martin	May 2024	Co-Portfolio Manager, Victory Capital/RS Investments
John Rackers	October 2019	Portfolio Manager and Business Analyst, WCM
Chad E. Hoffman	October 2019	Portfolio Manager and Business Analyst, WCM

Effective April 29, 2024, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/PPM America Investment Grade Credit Fund, please add the following after the last bulleted paragraph:

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•	Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•	Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

Effective May 1, 2024, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Small Cap Growth Fund, in the section for Victory Capital Management Inc., after the sixth paragraph, please add the following:

Trevor Martin has been a co-portfolio manager of the Victory RS Investments Custom Growth Strategy (formerly, the RS Investments Custom Growth Strategy) of the Fund since May 2024. Since 2014, Mr. Martin has been an analyst with the RS Growth Team, which became a part of Victory Capital in 2016. His focus is on the Consumer Discretionary sector of the portfolio. Mr. Martin began his investment career in 2006 and prior to joining RS Investments was a research analyst at RBI Capital Management LLC, where he focused on the Consumer Discretionary, Materials, and Energy sectors. Previously, he was an operations associate at Standard Pacific Capital Management, LLC. Mr. Martin holds a BA in international affairs and economics from The George Washington University and an MBA from the University of California, Berkeley. Mr. Martin is a CFA charterholder.

Effective April 29, 2024, in the section, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/PPM America Investment Grade Credit Fund, after the last bullet, please add the following:

•	Foreign securities risk
•	Company risk

This Supplement is dated May 24, 2024.

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Supplement Dated May 24, 2024

To The Statement of Additional Information

Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective May 1, 2024.

On page 295, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Victory Capital Management Inc., under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL Multi-Manager Small Cap Growth Fund in the entirety and replace with the following, which reflects information as of March 31, 2024:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
D. Scott Tracy, CFA	Other Registered Investment Companies	12	$5.91 billion	4	$3.58 billion
	Other Pooled Vehicles	2	$0.09 billion	0	$0
	Other Accounts	4	$0.08 billion	2	$0.05 billion

Stephen J. Bishop	Other Registered Investment Companies	13	$6.10 billion	4	$3.58 billion
	Other Pooled Vehicles	2	$0.09 billion	0	$0
	Other Accounts	2	$0.03 billion	0	$0

Melissa Chadwick-Dunn	Other Registered Investment Companies	12	$5.91 billion	4	$3.58 billion
	Other Pooled Vehicles	2	$0.09 billion	0	$0
	Other Accounts	2	$0.03 billion	0	$0

Christopher W. Clark, CFA	Other Registered Investment Companies	13	$6.10 billion	4	$3.58 billion
	Other Pooled Vehicles	3	$0.11 billion	1	$0.02 billion
	Other Accounts	2	$0.03 billion	0	$0

Paul Leung, CFA	Other Registered Investment Companies	13	$6.10 billion	4	$3.58 billion
	Other Pooled Vehicles	2	$0.09 billion	0	$0
	Other Accounts	2	$0.03 billion	0	$0

Trevor Martin	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

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On page 296, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Victory Capital Management Inc., please delete the table “Security Ownership of Portfolio Managers for the JNL Multi-Manager Small Cap Growth Fund,” in the entirety and replace with the following, which reflects information as of March 31, 2024:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
D. Scott Tracy, CFA	X
Stephen J. Bishop	X
Melissa Chadwick-Dunn	X
Christopher W. Clark, CFA	X
Paul Leung, CFA	X
Trevor Martin	X

This Supplement is dated May 24, 2024.

(To be used with V3180 04/24 and V3180PROXY 04/24.)

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